Risk Report - Credit Risk Exposure - Credit Risk Profile by Region IAS39 (Detail) - IAS 39 [Member] € in Millions	Dec. 31, 2017 EUR (€)
Total countries [Domain Member]
Credit Risk Profile by Region [Line Items]
Loans	€ 405,621
Irrevocable lending commitments	158,253
Contingent liabilities	48,212
OTC derivatives	31,430	[1]
Traded Loans	10,876
Traded Bonds	87,264
Debt securities	48,251	[2]
Repo and repo-style transactions	104,800	[3]
Total	894,707
Europe [Member]
Credit Risk Profile by Region [Line Items]
Loans	299,937
Irrevocable lending commitments	65,739
Contingent liabilities	27,574
OTC derivatives	18,353	[1]
Traded Loans	3,149
Traded Bonds	33,120
Debt securities	35,304	[2]
Repo and repo-style transactions	26,648	[3]
Total	509,825
Germany [Member]
Credit Risk Profile by Region [Line Items]
Loans	199,867
Irrevocable lending commitments	27,483
Contingent liabilities	10,739
OTC derivatives	1,661	[1]
Traded Loans	146
Traded Bonds	4,912
Debt securities	12,414	[2]
Repo and repo-style transactions	3,421	[3]
Total	260,644
UK [Member]
Credit Risk Profile by Region [Line Items]
Loans	6,895
Irrevocable lending commitments	5,748
Contingent liabilities	1,514
OTC derivatives	5,849	[1]
Traded Loans	190
Traded Bonds	9,668
Debt securities	864	[2]
Repo and repo-style transactions	10,123	[3]
Total	40,851
France [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,651
Irrevocable lending commitments	8,265
Contingent liabilities	1,266
OTC derivatives	1,231	[1]
Traded Loans	242
Traded Bonds	3,096
Debt securities	3,597	[2]
Repo and repo-style transactions	3,442	[3]
Total	23,788
Luxembourg [Member]
Credit Risk Profile by Region [Line Items]
Loans	15,983
Irrevocable lending commitments	2,858
Contingent liabilities	484
OTC derivatives	1,102	[1]
Traded Loans	247
Traded Bonds	1,017
Debt securities	6,142	[2]
Repo and repo-style transactions	711	[3]
Total	28,544
Italy [Member]
Credit Risk Profile by Region [Line Items]
Loans	21,836
Irrevocable lending commitments	1,642
Contingent liabilities	3,657
OTC derivatives	1,750	[1]
Traded Loans	497
Traded Bonds	4,167
Debt securities	642	[2]
Repo and repo-style transactions	820	[3]
Total	35,012
Netherlands [Member]
Credit Risk Profile by Region [Line Items]
Loans	8,304
Irrevocable lending commitments	6,498
Contingent liabilities	1,627
OTC derivatives	2,292	[1]
Traded Loans	493
Traded Bonds	2,022
Debt securities	2,793	[2]
Repo and repo-style transactions	82	[3]
Total	24,112
Spain [Member]
Credit Risk Profile by Region [Line Items]
Loans	13,250
Irrevocable lending commitments	1,866
Contingent liabilities	3,046
OTC derivatives	704	[1]
Traded Loans	227
Traded Bonds	2,188
Debt securities	946	[2]
Repo and repo-style transactions	987	[3]
Total	23,213
Ireland [Member]
Credit Risk Profile by Region [Line Items]
Loans	4,415
Irrevocable lending commitments	1,843
Contingent liabilities	481
OTC derivatives	972	[1]
Traded Loans	272
Traded Bonds	1,022
Debt securities	655	[2]
Repo and repo-style transactions	2,673	[3]
Total	12,333
Switzerland [Member]
Credit Risk Profile by Region [Line Items]
Loans	6,922
Irrevocable lending commitments	2,324
Contingent liabilities	2,488
OTC derivatives	313	[1]
Traded Loans	65
Traded Bonds	644
Debt securities	163	[2]
Repo and repo-style transactions	416	[3]
Total	13,336
Poland [Member]
Credit Risk Profile by Region [Line Items]
Loans	7,871
Irrevocable lending commitments	807
Contingent liabilities	234
OTC derivatives	26	[1]
Traded Loans	36
Traded Bonds	296
Debt securities	1,820	[2]
Repo and repo-style transactions	0	[3]
Total	11,089
Belgium [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,177
Irrevocable lending commitments	1,280
Contingent liabilities	405
OTC derivatives	352	[1]
Traded Loans	12
Traded Bonds	601
Debt securities	1,574	[2]
Repo and repo-style transactions	0	[3]
Total	5,401
Other Europe [Member]
Credit Risk Profile by Region [Line Items]
Loans	10,765
Irrevocable lending commitments	5,124
Contingent liabilities	1,633
OTC derivatives	2,099	[1]
Traded Loans	723
Traded Bonds	3,486
Debt securities	3,696	[2]
Repo and repo-style transactions	3,975	[3]
Total	31,500
North America [Member]
Credit Risk Profile by Region [Line Items]
Loans	64,086
Irrevocable lending commitments	85,358
Contingent liabilities	10,031
OTC derivatives	10,015	[1]
Traded Loans	5,129
Traded Bonds	31,636
Debt securities	10,986	[2]
Repo and repo-style transactions	56,776	[3]
Total	274,017
US [Member]
Credit Risk Profile by Region [Line Items]
Loans	53,795
Irrevocable lending commitments	80,776
Contingent liabilities	9,489
OTC derivatives	8,036	[1]
Traded Loans	4,750
Traded Bonds	29,972
Debt securities	10,623	[2]
Repo and repo-style transactions	44,659	[3]
Total	242,101
Cayman Islands [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,312
Irrevocable lending commitments	1,951
Contingent liabilities	52
OTC derivatives	700	[1]
Traded Loans	103
Traded Bonds	1,041
Debt securities	17	[2]
Repo and repo-style transactions	9,162	[3]
Total	15,336
Canada [Member]
Credit Risk Profile by Region [Line Items]
Loans	838
Irrevocable lending commitments	1,564
Contingent liabilities	110
OTC derivatives	1,092	[1]
Traded Loans	87
Traded Bonds	272
Debt securities	346	[2]
Repo and repo-style transactions	1,688	[3]
Total	5,996
Other North America [Member]
Credit Risk Profile by Region [Line Items]
Loans	7,141
Irrevocable lending commitments	1,068
Contingent liabilities	380
OTC derivatives	187	[1]
Traded Loans	190
Traded Bonds	351
Debt securities	0	[2]
Repo and repo-style transactions	1,267	[3]
Total	10,584
Asia/Pacific [Member]
Credit Risk Profile by Region [Line Items]
Loans	34,469
Irrevocable lending commitments	4,447
Contingent liabilities	8,967
OTC derivatives	2,254	[1]
Traded Loans	1,735
Traded Bonds	20,319
Debt securities	1,025	[2]
Repo and repo-style transactions	19,909	[3]
Total	93,126
Japan [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,093
Irrevocable lending commitments	276
Contingent liabilities	349
OTC derivatives	366	[1]
Traded Loans	66
Traded Bonds	4,760
Debt securities	15	[2]
Repo and repo-style transactions	10,354	[3]
Total	17,278
Australia [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,477
Irrevocable lending commitments	1,076
Contingent liabilities	128
OTC derivatives	277	[1]
Traded Loans	310
Traded Bonds	3,716
Debt securities	588	[2]
Repo and repo-style transactions	1,453	[3]
Total	9,026
India [Member]
Credit Risk Profile by Region [Line Items]
Loans	7,034
Irrevocable lending commitments	717
Contingent liabilities	1,645
OTC derivatives	219	[1]
Traded Loans	86
Traded Bonds	3,973
Debt securities	0	[2]
Repo and repo-style transactions	1,517	[3]
Total	15,191
China [Member]
Credit Risk Profile by Region [Line Items]
Loans	4,393
Irrevocable lending commitments	378
Contingent liabilities	1,195
OTC derivatives	263	[1]
Traded Loans	2
Traded Bonds	836
Debt securities	0	[2]
Repo and repo-style transactions	3,130	[3]
Total	10,198
Singapore [Member]
Credit Risk Profile by Region [Line Items]
Loans	4,946
Irrevocable lending commitments	419
Contingent liabilities	794
OTC derivatives	177	[1]
Traded Loans	75
Traded Bonds	927
Debt securities	0	[2]
Repo and repo-style transactions	220	[3]
Total	7,559
Hong Kong [Member]
Credit Risk Profile by Region [Line Items]
Loans	4,224
Irrevocable lending commitments	385
Contingent liabilities	598
OTC derivatives	144	[1]
Traded Loans	551
Traded Bonds	399
Debt securities	2	[2]
Repo and repo-style transactions	45	[3]
Total	6,348
Other Asia/Pacific [Member]
Credit Risk Profile by Region [Line Items]
Loans	11,300
Irrevocable lending commitments	1,197
Contingent liabilities	4,259
OTC derivatives	808	[1]
Traded Loans	644
Traded Bonds	5,707
Debt securities	419	[2]
Repo and repo-style transactions	3,190	[3]
Total	27,526
Other countries [Member]
Credit Risk Profile by Region [Line Items]
Loans	7,130
Irrevocable lending commitments	2,708
Contingent liabilities	1,639
OTC derivatives	808	[1]
Traded Loans	862
Traded Bonds	2,190
Debt securities	936	[2]
Repo and repo-style transactions	1,466	[3]
Total	€ 17,739

[1]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[2]	Includes debt securities on financial assets available for sale and securities held to maturity
[3]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed